(Loss)/Earnings Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net (loss)/income	$ 118,560,690	$ 52,270,487	$ (1,753,533)
Comprehensive (loss)/income	118,560,690	52,270,487	(1,753,533)
Less: Deemed dividend on Series A Preferred Shares	0	(11,772,157)	0
Net (loss)/income attributable to common shareholders	$ 118,560,690	$ 40,498,330	$ (1,753,533)
Weighted average number of common shares outstanding, basic (in shares)	94,610,088	83,923,435	6,773,519
(Loss)/Earnings per common share, basic (in dollars per share)	$ 1.25	$ 0.48	$ (0.26)
Plus: Dilutive effect of warrants (in shares)	0	1,409,293	0
Weighted average number of common shares outstanding, diluted (in shares)	94,610,088	85,332,728	6,773,519
(Loss)/Earnings per common share, diluted (in dollars per share)	$ 1.25	$ 0.47	$ (0.26)
Class A Warrant [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	62,344
Private Placement Warrants [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	67,864
April 7 Warrants [Member]
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of diluted earnings per share (in shares)	19,230,770	19,230,770